Income Taxes - Income tax provision (Parenthetical) (Details)	12 Months Ended
Dec. 31, 2024 USD ($)
BURTECH ACQUISITION CORP [Member]
Current federal tax expense benefit includes penalties and interest charges	$ 41,497